Common Stock	3 Months Ended
Apr. 30, 2012
Common Stock
Common Stock

(6) Common Stock

        Our certificate of incorporation, as amended and restated, authorizes us to issue 1,000,000,000 shares of $0.001 par value common stock. At January 31, 2012 and April 30, 2012, 23,092,407 shares and 95,619,042 shares of common stock were issued and outstanding, respectively.

  Early Exercise of Employee Options

        Stock options granted under our stock option plan provide certain employee option holders the right to exercise unvested options in exchange for shares of restricted common stock. Unvested shares, in the amounts of 58,997, 191,741, 411,318 and 325,353 at January 31, 2010, 2011 and 2012 and April 30, 2012, respectively, were subject to a repurchase right held by us at the original issuance price in the event the optionees' employment is terminated either voluntarily or involuntarily. For exercises of employee options, this repurchase right generally lapses as to 1/4th of the shares subject to the option on the first anniversary of the vesting start date and as to 1/48th of the shares monthly thereafter.

        These repurchase terms are considered to be a forfeiture provision and do not result in variable accounting. The restricted shares issued upon early exercise of stock options are legally issued and outstanding. However, these restricted shares are only deemed outstanding for basic earnings per share computation purposes upon the respective repurchase rights lapsing. We treat cash received from employees for the exercise of unvested options as a refundable deposit shown as a liability in our consolidated balance sheets. During fiscal 2010, 2011 and 2012 and for the three months ended April 30, 2011 and 2012, we recorded cash received for early exercise of options of $104,000, $108,000, $1,139,000, $235,000 and $0, respectively, in Accrued expenses and other liabilities. Amounts from accrued expenses and other liabilities are transferred into Common Stock and Additional paid-in capital as the shares vest.